CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Tables)	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
Schedule of Condensed Balance Sheets

a) Condensed Balance Sheets (In thousands)

	December 31, 2023	December 31, 2022
ASSETS
Current assets:
Cash and cash equivalents	$15,480	$12,088
Investment in equity securities, at fair value	1,675	2,763
Accounts receivable, net	9,551	12,973
Receivable from a related party	587	—
Inventories	15,877	6,138
Prepaid expenses and other	1,040	1,147
Total current assets	44,210	35,109

Intercompany receivables	779	779
Property, plant and equipment, net	15	8
Intangible assets, net	1,739	28
Long-term investments	1,686	2,312
Investment in subsidiaries	15,552	40,782
Total assets	$63,981	$79,018

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$4,438	$3,289
Accrued and other current liabilities	3,374	3,103
Intercompany payables	20,183	16,231
Total current liabilities	27,995	22,623

Other liabilities	11,821	11,821
Total liabilities	39,816	34,444

Shareholders’ equity:
Ordinary shares	1	1
Additional paid-in capital	695,785	691,766
Treasury shares	(9,604)	(9,330)
Accumulated other comprehensive loss	(1,200)	(703)
Accumulated deficit	(660,817)	(637,160)
Total shareholders’ equity	24,165	44,574
Total liabilities and shareholders' equity	$63,981	$79,018

Schedule of Condensed Statements of Operations and Comprehensive Loss

b) Condensed Statements of Operations and Comprehensive Loss (In thousands)

	Years ended December 31,
	2023	2022	2021
Total revenues	33,879	38,047	30,020

Total costs of revenues	13,827	15,827	12,557

Gross Profit	20,052	22,220	17,463

Operating expenses:
Intercompany expenses	4,869	9,755	22,957
Other operating expenses	17,328	15,885	26,659
Total operating expenses	22,197	25,640	49,616

Loss from operations	(2,145)	(3,420)	(32,153)

Non-operating income (expense):
Share of loss of subsidiaries	(23,801)	(41,933)	(4,178)
Other non-operating income (expenses)	2,289	(8,938)	17
Loss before income tax expense	(23,657)	(54,291)	(36,314)
Income tax expense	—	—	—
Net loss	(23,657)	(54,291)	(36,314)

Schedule of Condensed Statements of Cash Flows

c) Condensed Statements of Cash Flows (In thousands)

	Years Ended December 31,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$5,574	$(7,756)	$(21,648)

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities in MaxCyte and BioInvent	—	3,731	—
Proceeds from disposal of property and equipment	—	—	10
Proceeds from extinguishment of investment in a convertible loan	1,000	—	—
Purchases of property, plant and equipment	(13)	—	—
Purchases of intangible asset	(2,000)	—	—
Cash paid to acquire in-process research and development	—	—	(6,555)
Cash paid to acquire convertible loan in Black Belt Tx Limited	—	—	(86)
Receipt of repayment of Black Belt Tx convertible note	—	—	172
Cash paid to acquire convertible loan in Alesta Tx	—	—	(261)
Cash paid to acquire convertible loan in Cleave	—	—	(5,500)
Investment in subsidiaries	(1,000)	—	(10,000)
Net cash provided by (used in) investing activities	(2,013)	3,731	(22,220)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings	—	3,001	—
Repayment of bank borrowings	—	(3,001)	—
Repurchase of ordinary share	(278)	(3,267)	—
Stock issuance costs	—	—	(2,019)
Proceeds from sale of ordinary share	—	—	32,500
Proceeds from exercise of share options	109	—	—
Net cash provided by (used in) provided by financing activities	(169)	(3,267)	30,481

Net increase (decrease) in cash and cash equivalents	3,392	(7,292)	(13,387)
Cash and cash equivalents at beginning of year	12,088	19,380	32,767
Cash and cash equivalents at end of year	$15,480	$12,088	$19,380